Trade accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable [Abstract]
Trade accounts receivable, allowances for doubtful accounts	$ 0.1	$ 0.1